Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Loss Per Share
	Year ended December 31
	2021	2020	2019
Weighted average shares outstanding (000s)
Basic and diluted (1)	1,860,380	218,645	85,750
Continuing operations
Net loss attributable to Sundial Growers Inc.	(230,382)	(199,619)	(142,533)
Per share - basic and diluted	$(0.12)	$(0.92)	$(1.67)
Discontinued operations
Net loss attributable to Sundial Growers Inc.	—	(33,627)	(128,931)
Per share - basic and diluted	$—	$(0.15)	$(1.50)
Net loss attributable to Sundial Growers Inc.	(230,382)	(233,246)	(271,464)
Per share - basic and diluted	$(0.12)	$(1.07)	$(3.17)
(1)

For the year ended December 31, 2021, there were 3.6 million equity classified warrants, 99.3 million derivative warrants, 2.6 million simple warrants, 1.4 million performance warrants, 0.4 million stock options and 7.5 million RSUs that were excluded from the calculation as the impact was anti-dilutive (year ended December 31, 2020 – 1.0 million equity classified warrants, 1.0 million derivative warrants, 3.4 million simple warrants, 1.7 million performance warrants, 0.7 million stock options and 1.7 million RSUs, year ended December 31, 2019 – 6.2 million equity classified warrants, 9.8 million simple warrants, 5.8 million performance warrants, 0.6 million stock options and 0.1 million RSUs).